VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 69.1%
		Communication Services: 5.1%
19,359	(1),(2)	Alphabet, Inc. - Class A	$ 39,928,325	0.5
126,082	(1),(2)	Alphabet, Inc. - Class C	260,817,008	3.2
368,065	(2)	Facebook, Inc.- Class A	108,406,184	1.4
			409,151,517	5.1

		Consumer Discretionary: 8.4%
101,350	(2)	Amazon.com, Inc.	313,585,008	3.9
367,369	(1)	Hilton Worldwide Holdings, Inc.	44,422,260	0.6
404,380		Marriott International, Inc.	59,892,722	0.7
74,500		McDonald's Corp.	16,698,430	0.2
278,919	(1)	Ross Stores, Inc.	33,445,177	0.4
1,944,628		Yum! Brands, Inc.	210,369,857	2.6
			678,413,454	8.4

		Consumer Staples: 1.5%
473,000		Coca-Cola Co.	24,931,830	0.3
2,116,747	(3)	Keurig Dr Pepper, Inc.	72,752,594	0.9
137,500		Mondelez International, Inc.	8,047,875	0.1
140,500		PepsiCo, Inc.	19,873,725	0.2
			125,606,024	1.5

		Financials: 10.1%
391,455		Arthur J. Gallagher & Co.	48,841,840	0.6
2,403,801		Bank of America Corp.	93,003,061	1.1
66,600	(3)	CME Group, Inc.	13,601,718	0.2
4,449,503	(3)	Huntington Bancshares, Inc.	69,946,187	0.9
619,639		Intercontinental Exchange, Inc.	69,201,283	0.8
2,191,761		Marsh & McLennan Cos., Inc.	266,956,490	3.3
1,370,941		PNC Financial Services Group, Inc.	240,476,761	3.0
320,297		TCF Financial Corp.	14,880,999	0.2
			816,908,339	10.1

		Health Care: 10.6%
951,466		Danaher Corp.	214,155,967	2.6
1,483,338	(2),(3)	Envista Holdings Corp.	60,520,190	0.8
522,543		Humana, Inc.	219,076,153	2.7
67,200		Medtronic PLC	7,938,336	0.1
538,238		PerkinElmer, Inc.	69,050,553	0.9
216,872		Thermo Fisher Scientific, Inc.	98,976,043	1.2
494,478		UnitedHealth Group, Inc.	183,980,430	2.3
			853,697,672	10.6

		Industrials: 8.1%
25,355,424	(3)	General Electric Co.	332,916,717	4.1
1,552,417	(2)	Ingersoll Rand, Inc.	76,394,441	1.0
46,300		Lockheed Martin Corp.	17,107,850	0.2
53,200		Northrop Grumman Corp.	17,217,648	0.2
156,520	(1)	Roper Technologies, Inc.	63,130,777	0.8
80,499	(2),(3)	Teledyne Technologies, Inc.	33,298,411	0.4
980,552		Waste Connections, Inc.	105,880,005	1.3
68,100		Waste Management, Inc.	8,786,262	0.1
			654,732,111	8.1

		Information Technology: 16.1%
518,200		Cisco Systems, Inc.	26,796,122	0.3
1,886,456	(2)	Fiserv, Inc.	224,563,722	2.8
312,255	(2)	FleetCor Technologies, Inc.	83,881,060	1.0
663,241		Global Payments, Inc.	133,696,121	1.7
1,786,152		Microsoft Corp.	421,121,057	5.2
145,511		NXP Semiconductor NV - NXPI - US	29,297,185	0.4
481,737	(2)	Salesforce.com, Inc.	102,065,618	1.3
591,180		TE Connectivity Ltd.	76,327,250	0.9
970,934	(1),(3)	Visa, Inc. - Class A	205,575,856	2.5
			1,303,323,991	16.1

		Real Estate: 0.1%
44,380		American Tower Corp.	10,609,483	0.1

		Utilities: 9.1%
1,727,953	(3)	Ameren Corp.	140,586,256	1.8
2,885,180		American Electric Power Co., Inc.	244,374,746	3.0
2,301		Duke Energy Corp.	222,115	0.0
17,956		Evergy, Inc.	1,068,921	0.0
2,596,239		Exelon Corp.	113,559,494	1.4
4,377,748	(3)	NiSource, Inc.	105,547,504	1.3
2,123,462		Public Service Enterprise Group, Inc.	127,853,647	1.6
			733,212,683	9.1

	Total Common Stock
	(Cost $4,394,870,095)		5,585,655,274	69.1

PREFERRED STOCK: 2.0%
		Consumer Discretionary: 0.6%
576,340	(2),(4),(5)	Aurora Innovation, Inc., - Series B	11,328,979	0.2
413,251	(2),(4),(5)	Waymo LLC., Series A-2	35,484,706	0.4
			46,813,685	0.6

		Financials: 0.0%
23,000	(2),(3),(6)	Charles Schwab Corp. - Series D	583,280	0.0

		Health Care: 0.1%
47,457	(2)	Avantor, Inc.	4,283,944	0.0
46,950	(2)	Boston Scientific Corp.	5,035,857	0.1
			9,319,801	0.1

		Utilities: 1.3%
87,771	(2),(3),(6)	Alabama Power Co.	2,320,665	0.0
223,176	(2)	American Electric Power Co., Inc.	10,770,474	0.1
983,000	(2),(3),(6)	CMS Energy Corp.	26,698,280	0.3

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

736,056	(2),(3),(6)	CMS Energy Corp.	20,344,588	0.3
381,930	(2),(3),(6)	DTE Energy Co.	9,964,553	0.1
158,056	(2),(3),(6)	Duke Energy Corp.	4,242,223	0.1
525,000	(2),(3),(6),(7)	NiSource, Inc.	14,631,750	0.2
16,757	(2),(3),(6),(7)	SCE Trust III	427,136	0.0
494,804	(2),(3),(6),(7)	SCE Trust IV	12,474,009	0.2
			101,873,678	1.3

	Total Preferred Stock
	(Cost $144,334,744)		158,590,444	2.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.4%
		Communications: 3.1%
8,140,000	(8)	Altice Financing SA, 7.500%, 05/15/2026	8,516,475	0.1
2,700,000	(8)	Altice France Holding SA, 10.500%, 05/15/2027	3,041,806	0.0
8,415,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,513,371	0.1
25,960,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	27,482,554	0.3
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	40,417,140	0.5
25,880,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	28,946,780	0.4
31,765,000		Netflix, Inc., 4.875%, 04/15/2028	35,985,933	0.5
650,000	(8)	Netflix, Inc., 4.875%, 06/15/2030	749,314	0.0
1,990,000		Netflix, Inc., 5.500%, 02/15/2022	2,073,331	0.0
10,975,000		Netflix, Inc., 5.875%, 02/15/2025	12,600,672	0.2
39,620,000		Netflix, Inc., 5.875%, 11/15/2028	47,972,625	0.6
23,355,000		Netflix, Inc., 6.375%, 05/15/2029	28,989,394	0.4
2,525,000	(8)	Photo Holdings Merger Sub, Inc., 8.500%, 10/01/2026	2,740,812	0.0
1,070,000	(8)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	1,075,350	0.0
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,891,525	0.0
			251,997,082	3.1

		Consumer, Cyclical: 3.3%
12,920,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	13,267,225	0.2
19,870,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	20,093,537	0.3
13,970,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	14,383,233	0.2
640,000	(8)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	674,426	0.0
10,835,000	(3),(8)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	11,667,941	0.1
555,000	(8)	Clarios Global L.P., 6.750%, 05/15/2025	594,555	0.0
2,457,198		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,570,305	0.0
12,595,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	13,451,842	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,628,792	0.1
28,280,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	29,729,350	0.4
21,094,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	21,778,606	0.3
7,584,000	(8)	Life Time, Inc., 5.750%, 01/15/2026	7,811,899	0.1
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,283,824	0.0
7,550,000	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	8,286,125	0.1
1,540,000	(8)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	1,637,467	0.0
24,954,000	(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	25,234,732	0.3
18,612,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	19,309,950	0.2
10,049,000	(3),(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	10,884,323	0.1
1,618,288		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,619,673	0.0
339,425		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	320,914	0.0
600,827		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	602,606	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,982,680		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,952,139	0.0
690,796		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	694,086	0.0
19,605,000	(3)	Yum! Brands, Inc., 3.750%, 11/01/2021	19,798,599	0.3
8,160,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,628,343	0.1
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,302,890	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	14,336,500	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	7,146,126	0.1
			268,690,008	3.3

		Consumer, Non-cyclical: 0.3%
7,855,000		Elanco Animal Health, Inc., 4.912%, 08/27/2021	7,938,459	0.1
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,397,763	0.0
4,695,000		Teleflex, Inc., 4.625%, 11/15/2027	4,981,700	0.1
7,275,000		Teleflex, Inc., 4.875%, 06/01/2026	7,482,774	0.1
			22,800,696	0.3

		Financial: 1.2%
10,400,000	(8)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	10,757,500	0.1
4,110,000	(8)	AmWINS Group, Inc., 7.750%, 07/01/2026	4,412,332	0.1
8,400,000	(7)	Bank of New York Mellon Corp., 3.607%, (US0003M + 3.420%), 12/31/2199	8,398,973	0.1
35,918,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	37,333,708	0.5
6,795,000	(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	7,432,031	0.1
3,510,000		SBA Communications Corp., 3.875%, 02/15/2027	3,592,309	0.0
6,835,000		SBA Communications Corp., 4.875%, 09/01/2024	7,027,200	0.1
2,214,000	(3),(7)	State Street Corp., 3.781%, 12/31/2199	2,225,623	0.0
15,235,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	15,549,070	0.2
			96,728,746	1.2

		Industrial: 0.9%
49,630,000	(7)	General Electric Co., 3.514%, 12/31/2199	46,962,387	0.6
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,583,477	0.0
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,530,592	0.1
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,645,063	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,591,769	0.0
5,885,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	6,072,584	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	868,100	0.0
			67,253,972	0.9

		Technology: 0.5%
40,366,000	(8)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	41,752,572	0.5

		Utilities: 0.1%
9,465,000	(7)	NiSource, Inc., 5.650%, 12/31/2199	9,784,444	0.1

	Total Corporate Bonds/Notes
	(Cost $705,669,951)		759,007,520	9.4

BANK LOANS: 9.5%
		Aerospace & Defense: 0.2%
16,875,000		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	17,747,235	0.2

		Basic Materials: 0.0%
2,173,091		HB Fuller Co. 1st Lien Term Loan B, 2.111%, (US0001M + 2.000%), 10/20/2024	2,167,808	0.0

		Communications: 0.0%
2,518,688		Mega Broadband Investments LLC TL B 1L, 3.750%, (US0001M + 3.000%), 10/19/2027	2,515,932	0.0

		Consumer, Cyclical: 1.3%
34,500,000		Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	34,205,301	0.4
5,158,127		Four Seasons Hotels Ltd. - TL B 1L, 2.203%, (US0003M + 2.000%), 11/30/2023	5,150,472	0.1
14,636,429		Life Time, Inc. - TL B 1L, 5.750%, (US0001M + 4.750%), 12/22/2024	14,632,361	0.2
41,210,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	43,868,622	0.5
4,213,057		SeaWorld Parks & Entertainment, Inc. - TL B5 1L, 3.750%, (US0003M + 3.000%), 04/01/2024	4,151,618	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

3,325,000	WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/2027	3,316,687	0.0
		105,325,061	1.3

	Consumer, Non-cyclical: 1.3%
7,610,000	Aspen Dental - TL B 1L, 3.750%, (US0001M + 4.000%), 12/15/2027	7,551,867	0.1
3,819,081	CPI Holdco LLC - TL 1L, 4.107%, (US0001M + 4.000%), 11/04/2026	3,827,196	0.0
5,660,806	Dentalcorp Health Services ULC - TL 1L, 4.750%, (US0003M + 3.750%), 06/06/2025	5,625,426	0.1
15,225,000	Dino Grandparent, Inc. - TL A 1L, 2.358%, (US0001M + 2.250%), 09/19/2022	14,996,625	0.2
23,945,332	Heartland Dental LLC - TL 1L, 3.952%, (US0003M + 3.750%), 04/30/2025	23,602,770	0.3
1,034,721	Heartland Dental LLC - TL 1L, 4.690%, (US0003M + 3.750%), 04/30/2025	1,019,918	0.0
20,823,043	Loire Finco Luxembourg Sarl - TL B 1L, 3.109%, (US0003M + 3.250%), 01/24/2027	20,623,496	0.3
2,971,884	PetVet Care Centers LLC, 3.453%, (US0003M + 3.250%), 02/14/2025	2,937,057	0.0
1,808,353	PetVet Care Centers LLC TL 1L, 2.859%, (US0003M + 2.750%), 02/14/2025	1,787,161	0.0
274,916	Prestige Brands, Inc. Term Loan B4, 2.109%, (US0001M + 2.000%), 01/26/2024	275,087	0.0
23,470,419	Sunshine Luxembourg VII Sarl - TL B 1L, 5.000%, (US0003M + 4.250%), 07/17/2026	23,496,096	0.3
		105,742,699	1.3

	Electronics/Electrical: 1.1%
90,067,951	Ultimate Software Group Inc(The) 2021 Term Loan, 4.000%, (US0003M + 3.250%), 05/04/2026	90,131,269	1.1

	Financial: 2.6%
7,213,934	Alliant Holdings Intermediate, LLC Term Loan B 1L, 3.359%, (US0003M + 3.000%), 05/09/2025	7,130,274	0.1
43,606,993	HUB International Ltd. - TL B 1L, 5.000%, (US0003M + 4.000%), 04/25/2025	43,659,409	0.5
550,000	HUB International Ltd. - TL B3 1L, 4.000%, (US0001M + 3.250%), 04/25/2025	550,661	0.0
108,136,759	HUB International Ltd. TL B 1L, 3.215%, (US0001M + 3.000%), 04/25/2025	106,741,578	1.3
8,070,563	Hyperion Insurance - TL B-DD 1L, 4.750%, (US0001M + 3.750%), 10/22/2027	8,091,998	0.1
4,344,113	Ryan Specialty Group, LLC TL B 1L, 4.000%, (US0001M + 3.250%), 07/23/2027	4,351,354	0.1
37,188,987	USI Inc/NY - TL B 1L, 3.203%, (US0003M + 3.000%), 05/16/2024	36,807,130	0.5
		207,332,404	2.6

	Food Products: 0.1%
6,870,000	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	6,863,254	0.1

	Health Care: 0.1%
655,000	ADMI Corp. 2021 Term Loan B2, 3.750%, (US0001M + 3.250%), 12/23/2027	649,997	0.0
5,330,575	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	5,325,574	0.1
		5,975,571	0.1

	Industrial: 0.6%
EUR 9,450,000	Filtration Group - TL B 1L, 3.500%, (US0003M + 3.000%), 03/29/2025	11,054,349	0.2
1,795,500	Filtration Group Corp. - TL B 1L, 4.500%, (US0001M + 3.750%), 03/29/2025	1,798,642	0.0
2,807,487	Filtration Group Corp. 2018 1st Lien Term Loan, 3.115%, (US0003M + 3.000%), 03/31/2025	2,772,394	0.0
27,740,774	Thyssenkrupp Elevator TL B 1L, 4.478%, (US0001M + 4.250%), 06/30/2027	27,833,234	0.4
3,050,000	Welbilt, Inc. 2018 Term Loan B 1L, 2.609%, (US0003M + 2.500%), 10/23/2025	2,935,625	0.0
		46,394,244	0.6

	Industrial Equipment: 0.0%
2,069,600	Gardner Denver, Inc. 2020 USD Term Loan B, 2.857%, (US0001M + 2.750%), 03/01/2027	2,068,091	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

		Insurance: 0.4%
8,181,156		Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 10/08/2027	8,184,805	0.1
5,902,507		Alliant Holdings Intermediate, LLC Term Loan B, 3.359%, (US0001M + 3.250%), 05/09/2025	5,834,056	0.1
1,725,000		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	1,737,938	0.0
19,017,640		USI, Inc. 2019 Incremental Term Loan B, 3.449%, (US0003M + 3.250%), 12/02/2026	18,854,639	0.2
			34,611,438	0.4

		Technology: 1.8%
7,332,226		Applied Systems, Inc. 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 09/19/2024	7,317,334	0.1
636,701		Ascend Learning LLC - TL B 1L, 4.000%, (US0003M + 3.000%), 07/12/2024	638,027	0.0
3,320,000		Azalea Topco, Inc. - TL 1L, 4.750%, (US0001M + 4.000%), 07/25/2026	3,333,834	0.1
17,680,688		Clarivate / Camelot Finance SA TL B 1L, 4.000%, (US0003M + 3.000%), 10/31/2026	17,680,688	0.2
71,952,962		Cypress Intermediate Holdings III Inc TL B 1L, 4.000%, (US0001M + 3.000%), 04/29/2024	71,967,928	0.9
20,728,798		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	20,602,477	0.3
13,415,000		RealPage, Inc. Term Loan B 1L, 3.361%, (US0001M + 3.250%), 02/18/2028	13,367,484	0.2
1,125,000		RealPage, Inc. Term Loan B 2L, 3.444%, (US0003M + 3.250%), 02/17/2029	1,158,750	0.0
2,831,875		Ultimate Software Group, Inc. - TL 1L, 3.859%, (US0003M + 3.750%), 05/04/2026	2,831,680	0.0
3,050,000		Ultimate Software Group, Inc. TL 2L, 7.500%, (US0001M + 6.750%), 05/03/2027	3,137,688	0.0
			142,035,890	1.8

	Total Bank Loans
	(Cost $760,450,022)		768,910,896	9.5

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
7,927,810	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,557,424	0.1
7,419,225	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,819,543	0.1
3,672,900	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,870,710	0.0
4,999,073	(8)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,161,179	0.1

	Total Asset-Backed Securities
	(Cost $23,815,052)		25,408,856	0.3

	Total Long-Term Investments
	(Cost $6,029,139,864)		7,297,572,990	90.3

SHORT-TERM INVESTMENTS: 14.2%
		Repurchase Agreements: 3.1%
14,838,847	(9)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $14,838,855, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $15,135,624, due 06/01/21-04/01/51)	14,838,847	0.2
10,862,444	(9)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $10,862,459, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $11,079,693, due 01/01/25-10/01/50)	10,862,444	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

10,482,464	(9)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $10,482,524, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $11,006,587, due 05/20/22-04/01/40)	10,482,464	0.1
60,449,617	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $60,449,650, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $61,658,610, due 04/15/21-02/20/71)	60,449,617	0.7
10,552,183	(9)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $10,552,200, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $10,763,255, due 04/13/21-02/15/48)	10,552,183	0.1
36,384,591	(9)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $36,384,601, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $37,112,286, due 05/04/21-04/01/51)	36,384,591	0.5
3,216,150	(9)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,216,154, collateralized by various U.S. Government Agency Obligations, 2.098%-5.000%, Market Value plus accrued interest $3,280,473, due 10/01/21-03/01/51)	3,216,150	0.0
2,396,074	(9)	Jefferies LLC, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $2,396,075, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $2,443,995, due 05/15/21-08/15/48)	2,396,074	0.0
16,742,039	(9)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $16,742,062, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $17,076,883, due 07/01/22-03/01/51)	16,742,039	0.2
19,108,527	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $19,108,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $19,490,717, due 06/01/21-02/20/71)	19,108,527	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

12,071,111	(9)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $12,071,131, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $12,348,197, due 01/31/22-02/15/41)	12,071,111	0.2
3,854,329	(9)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $3,854,350, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $4,029,897, due 01/15/22-09/01/40)	3,854,329	0.1
46,565,905	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $46,566,020, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $47,497,383, due 07/15/23-02/15/48)	46,565,905	0.6
4,962,539	(9)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $4,962,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $5,061,790, due 04/25/21-02/20/71)	4,962,539	0.1

	Total Repurchase Agreements
	(Cost $252,486,820)		252,486,820	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 11.1%
2,706,000	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	2,706,000	0.1
2,706,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,706,000	0.0
2,706,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,706,000	0.0
890,518,556	(10)	T. Rowe Price Government Reserve Fund, 0.040%	890,518,556	11.0
	Total Mutual Funds
	(Cost $898,636,556)		898,636,556	11.1

	Total Short-Term Investments
	(Cost $1,151,123,376)		1,151,123,376	14.2

	Total Investments in Securities (Cost $7,180,263,240)		$ 8,448,696,366	104.5
	Liabilities in Excess of Other Assets		(361,570,091)	(4.5)
	Net Assets		$ 8,087,126,275	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at March 31, 2021.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $46,813,685 or 0.6% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2021.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$5,585,655,274	$–	$–	$5,585,655,274
Preferred Stock	106,740,902	5,035,857	46,813,685	158,590,444
Corporate Bonds/Notes	–	759,007,520	–	759,007,520
Bank Loans	–	768,910,896	–	768,910,896
Asset-Backed Securities	–	25,408,856	–	25,408,856
Short-Term Investments	898,636,556	252,486,820	–	1,151,123,376
Total Investments, at fair value	$6,591,032,732	$1,810,849,949	$46,813,685	$8,448,696,366
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(76,689,191)	$–	$(76,689,191)
Total Liabilities	$–	$(76,689,191)	$–	$(76,689,191)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$11,328,979
Waymo LLC., Series A-2	5/8/2020	35,484,706	35,484,706
		$40,810,261	$46,813,685

At March 31, 2021, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	2,268,772	$202,857	$(369,128)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,960.000	11	USD	2,268,772	264,995	(369,128)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	2,268,772	195,805	(357,089)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	1,980.000	11	USD	2,268,772	255,626	(357,089)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	2,268,772	243,231	(345,947)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,000.000	11	USD	2,268,772	188,429	(345,947)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	2,268,772	205,990	(292,626)
Alphabet, Inc. - Class A	Goldman Sachs & Co.	Call	09/16/22	USD	2,100.000	11	USD	2,268,772	154,800	(292,626)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,760.000	85	USD	17,583,355	856,157	(3,406,766)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,780.000	85	USD	17,583,355	805,902	(3,282,282)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,800.000	85	USD	17,583,355	759,898	(3,157,933)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	2,275,493	233,307	(332,974)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	1,980.000	11	USD	2,275,493	177,977	(332,974)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	2,275,493	169,481	(321,127)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,000.000	11	USD	2,275,493	223,887	(321,127)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	2,275,493	137,570	(266,614)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	06/17/22	USD	2,100.000	11	USD	2,275,493	182,976	(266,614)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,000.000	24	USD	7,425,792	655,848	(177,205)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,100.000	24	USD	7,425,792	604,008	(149,760)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,200.000	24	USD	7,425,792	555,048	(127,108)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,300.000	23	USD	7,116,384	490,061	(103,143)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	3,712,896	498,318	(125,038)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	3,712,896	397,375	(125,038)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	14	USD	4,331,712	483,582	(145,877)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	3,712,896	363,328	(105,338)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	3,712,896	460,058	(105,338)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	14	USD	4,331,712	446,600	(122,895)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	3,712,896	428,471	(88,602)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	15	USD	4,641,120	442,314	(110,753)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	3,712,896	332,230	(88,602)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	3,900.000	15	USD	4,641,120	359,955	(131,673)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,000.000	15	USD	4,641,120	326,955	(110,753)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,100.000	16	USD	4,950,528	315,152	(99,840)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,200.000	15	USD	4,641,120	267,405	(79,442)
Amazon.com, Inc	RBC Capital Markets LLC	Call	01/21/22	USD	4,300.000	16	USD	4,950,528	262,352	(71,752)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	196	USD	1,660,120	70,315	(79,035)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	127	USD	1,075,690	43,876	(51,211)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	1,134	USD	9,604,980	412,810	(457,273)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	1,134	USD	9,604,980	250,070	(305,476)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	254	USD	2,151,380	53,162	(68,422)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	393	USD	3,328,710	88,869	(105,866)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	210.000	111	USD	2,639,880	277,167	(413,049)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	220.000	111	USD	2,639,880	221,667	(337,405)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	36	USD	856,177	83,533	(87,717)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	111	USD	2,639,880	175,047	(270,461)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	240.000	37	USD	879,960	70,505	(70,899)
American Tower Corporation	Citigroup Global Markets	Call	01/21/22	USD	250.000	37	USD	879,960	56,267	(54,844)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	30.000	4,536	USD	17,549,784	952,560	(4,412,139)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	32.000	2,346	USD	9,076,674	575,239	(1,919,354)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	35.000	4,692	USD	18,153,348	734,767	(2,872,863)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	40.000	815	USD	3,153,235	278,412	(285,007)
Bank of America Corp.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	45.000	815	USD	3,153,235	153,081	(152,690)
Bank of America Corp.	RBC Capital Markets LLC	Call	01/21/22	USD	37.000	3,333	USD	12,895,377	928,807	(1,646,627)
Bank of America Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	30.000	7,501	USD	29,021,369	1,927,757	(7,296,176)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	835	USD	4,287,049	389,945	(686,873)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	445	USD	2,284,715	203,365	(366,058)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	45.000	448	USD	2,300,117	191,296	(368,526)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	834	USD	4,281,914	297,738	(539,745)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	445	USD	2,284,715	154,415	(287,993)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	47.500	448	USD	2,300,117	146,496	(289,935)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	445	USD	2,284,715	116,590	(220,694)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	834	USD	4,281,914	222,678	(413,615)
Cisco Systems, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	50.000	448	USD	2,300,117	108,416	(222,182)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220.000	333	USD	6,800,859	365,757	(396,484)
CME Group Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230.000	333	USD	6,800,859	282,437	(287,785)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	250.000	726	USD	16,340,808	1,384,482	(907,536)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	270.000	69	USD	1,553,052	111,870	(51,986)
Danaher Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	280.000	69	USD	1,553,052	91,087	(40,460)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40.000	278	USD	1,215,972	133,996	(151,235)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	40.000	79	USD	345,546	33,059	(42,977)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43.000	79	USD	345,546	22,434	(29,004)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	43.000	278	USD	1,215,972	92,296	(102,065)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45.000	79	USD	345,546	16,430	(21,577)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	45.000	278	USD	1,215,972	69,222	(75,927)
Exelon Corporation	Citigroup Global Markets	Call	01/21/22	USD	47.000	1,666	USD	7,287,084	283,420	(331,774)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	380.000	94	USD	2,768,582	182,268	(104,581)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	400.000	898	USD	26,448,794	1,933,125	(753,212)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12.000	2,769	USD	3,635,697	449,741	(658,387)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	12.000	2,769	USD	3,635,697	422,909	(658,387)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15.000	2,769	USD	3,635,697	232,679	(327,601)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	15.000	2,769	USD	3,635,697	230,325	(327,601)
General Electric Co.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	15.000	11,110	USD	14,587,430	1,210,990	(1,314,427)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	67	USD	810,164	65,769	(84,720)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	139	USD	1,680,788	142,855	(175,762)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	125.000	83	USD	1,003,636	83,253	(104,951)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	67	USD	810,164	55,074	(71,481)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	139	USD	1,680,788	120,186	(148,296)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	220	USD	2,660,240	325,833	(234,713)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	130.000	83	USD	1,003,636	69,659	(88,551)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/21/22	USD	135.000	220	USD	2,660,240	288,136	(196,997)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	135.000	652	USD	7,883,984	914,697	(583,828)
Hilton Worldwide Holdings, Inc.	Goldman Sachs & Co.	Call	01/21/22	USD	140.000	652	USD	7,883,984	787,818	(487,849)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	480.000	42	USD	1,760,850	126,370	(83,243)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	500.000	42	USD	1,760,850	99,204	(61,921)
Huntington Bancshares Inc	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	17.000	826	USD	1,298,472	85,078	(94,901)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	130.000	278	USD	3,104,704	169,347	(70,007)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	135.000	278	USD	3,104,704	126,726	(49,286)
Keurig Dr Pepper Inc.	Susqehanna Financial Group, LLP	Call	12/17/21	USD	32.000	1,653	USD	5,681,361	360,354	(678,089)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	340.000	154	USD	5,690,300	483,098	(677,093)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	360.000	154	USD	5,690,300	352,198	(487,929)
Lockheed Martin Corporation	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	375.000	155	USD	5,727,250	275,435	(375,112)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	32	USD	473,952	38,016	(64,188)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	152	USD	2,251,272	193,674	(304,893)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	145.000	260	USD	3,850,860	319,628	(521,527)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	32	USD	473,952	33,547	(56,167)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	152	USD	2,251,272	170,169	(266,793)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	150.000	260	USD	3,850,860	280,459	(456,357)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	165.000	165	USD	2,443,815	279,442	(188,903)
Marriott International, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	170.000	165	USD	2,443,815	252,605	(162,997)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	210.000	137	USD	3,070,718	260,163	(321,245)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	220.000	137	USD	3,070,718	195,499	(239,082)
McDonald's Corporation	Citigroup Global Markets	Call	01/21/22	USD	230.000	137	USD	3,070,718	144,809	(172,203)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	210.000	111	USD	2,487,954	201,687	(260,279)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	220.000	111	USD	2,487,954	153,957	(193,709)
McDonald's Corporation	RBC Capital Markets LLC	Call	01/21/22	USD	230.000	112	USD	2,510,368	114,464	(140,779)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	224	USD	2,646,112	271,488	(252,077)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	125.000	224	USD	2,646,112	167,328	(145,075)
Medtronic PLC	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	224	USD	2,646,112	124,768	(106,808)
Microsoft Corp.	Citigroup Global Markets	Call	01/21/22	USD	280.000	1,167	USD	27,514,359	2,394,684	(902,716)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	250.000	367	USD	8,652,759	479,669	(609,720)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	255.000	367	USD	8,652,759	431,959	(539,438)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	260.000	367	USD	8,652,759	387,919	(476,168)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	265.000	281	USD	6,625,137	416,442	(320,421)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	270.000	280	USD	6,601,560	371,560	(280,761)
Microsoft Corp.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	275.000	280	USD	6,601,560	340,760	(247,120)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	57.500	459	USD	2,686,527	216,648	(200,853)
Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	60.000	458	USD	2,680,674	161,216	(141,007)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Mondelez International, Inc.	Citigroup Global Markets	Call	01/21/22	USD	62.500	458	USD	2,680,674	90,226	(95,355)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	83	USD	2,686,212	229,661	(319,077)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	300.000	94	USD	3,042,216	253,518	(361,365)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	83	USD	2,686,212	170,731	(245,762)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	315.000	94	USD	3,042,216	203,698	(278,333)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	84	USD	2,718,576	147,588	(206,524)
Northrop Grumman Corporation	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	325.000	94	USD	3,042,216	170,798	(231,110)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	139	USD	2,798,626	245,082	(413,018)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	195.000	138	USD	2,778,492	267,382	(410,047)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	139	USD	2,798,626	228,790	(378,219)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	200.000	138	USD	2,778,492	241,410	(375,498)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	139	USD	2,798,626	194,689	(316,100)
NXP Semiconductors NV — NXPI—US	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	210.000	138	USD	2,778,492	206,029	(313,826)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	140.000	222	USD	3,140,190	252,414	(213,244)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	140.000	245	USD	3,465,525	266,315	(235,337)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	145.000	246	USD	3,479,670	210,822	(176,767)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	145.000	223	USD	3,154,335	203,376	(160,240)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	155.000	223	USD	3,154,335	120,866	(84,874)
PepsiCo, Inc.	Susqehanna Financial Group, LLP	Call	01/21/22	USD	155.000	246	USD	3,479,670	123,492	(93,628)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	175.000	222	USD	3,894,102	264,850	(325,865)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	222	USD	3,894,102	226,393	(274,223)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	180.000	233	USD	4,087,053	306,705	(287,811)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	233	USD	4,087,053	264,933	(240,309)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	185.000	222	USD	3,894,102	193,484	(228,964)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	190.000	233	USD	4,087,053	227,879	(199,301)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	195.000	330	USD	5,788,530	301,019	(232,853)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	195.000	329	USD	5,770,989	298,982	(232,147)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	200.000	330	USD	5,788,530	251,658	(191,354)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	200.000	329	USD	5,770,989	223,250	(190,774)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Roper Technologies Inc	Goldman Sachs & Co.	Call	05/21/21	USD	420.000	146	USD	5,880,559	228,782	(124,024)
Roper Technologies Inc	Goldman Sachs & Co.	Call	05/21/21	USD	440.000	175	USD	7,048,615	153,475	(59,121)
Roper Technologies Inc	JPMorgan Chase Bank N.A.	Call	08/20/21	USD	480.000	222	USD	8,941,672	273,060	(77,337)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	110	USD	1,319,010	112,618	(101,572)
Ross Stores, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	135.000	110	USD	1,319,010	102,652	(84,140)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	135.000	53	USD	635,523	55,330	(40,540)
Ross Stores, Inc.	Merrill Lynch	Call	01/21/22	USD	140.000	53	USD	635,523	45,868	(33,482)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	410.000	27	USD	1,116,855	62,930	(97,215)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	410.000	28	USD	1,158,220	61,432	(100,815)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	420.000	27	USD	1,116,855	53,262	(84,400)
Teledyne Technologies Inc.	JPMorgan Chase Bank N.A.	Call	09/17/21	USD	420.000	28	USD	1,158,220	52,787	(87,526)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	668	USD	3,521,028	274,762	(321,484)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	50.000	909	USD	4,791,339	283,608	(437,469)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	668	USD	3,521,028	200,747	(226,735)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	52.500	909	USD	4,791,339	201,798	(308,536)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	909	USD	4,791,339	142,713	(210,095)
The Coca-Cola Company	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	55.000	667	USD	3,515,757	142,658	(154,162)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	85	USD	3,879,230	241,064	(86,033)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	580.000	48	USD	2,190,624	129,955	(48,583)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	85	USD	3,879,230	199,502	(68,124)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets	Call	01/21/22	USD	600.000	48	USD	2,190,624	107,392	(38,470)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	400.000	111	USD	4,129,977	267,272	(267,661)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	410.000	111	USD	4,129,977	220,532	(226,845)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/21/22	USD	420.000	111	USD	4,129,977	201,988	(190,943)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/21/22	USD	250.000	774	USD	16,387,902	660,818	(434,717)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	225.000	378	USD	8,003,394	504,679	(457,601)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	230.000	378	USD	8,003,394	446,358	(392,847)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	235.000	378	USD	8,003,394	384,978	(336,300)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	240.000	220	USD	4,658,060	275,924	(167,639)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	245.000	220	USD	4,658,060	242,726	(143,952)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	123	USD	2,604,279	146,616	(148,902)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	120	USD	2,540,760	161,640	(145,270)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	248	USD	5,250,904	323,085	(300,225)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	248	USD	5,250,904	289,044	(257,741)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	120	USD	2,540,760	140,640	(124,713)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	123	USD	2,604,279	125,706	(127,831)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	250.000	237	USD	5,018,001	289,614	(133,111)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	260.000	237	USD	5,018,001	222,069	(98,333)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	270.000	237	USD	5,018,001	168,744	(73,700)
Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	220.000	324	USD	6,860,052	454,248	(455,317)
Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	225.000	324	USD	6,860,052	399,168	(392,229)
Visa, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	230.000	324	USD	6,860,052	348,948	(336,726)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	116	USD	1,496,632	93,612	(198,457)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	115.000	111	USD	1,432,122	89,022	(189,903)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	116	USD	1,496,632	84,332	(157,355)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	120.000	111	USD	1,432,122	82,917	(150,572)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	111	USD	1,432,122	46,287	(87,115)
Waste Management, Inc.	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	130.000	116	USD	1,496,632	43,732	(91,039)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	105.000	123	USD	1,330,614	138,006	(129,614)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	110.000	123	USD	1,330,614	109,101	(97,834)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	100	USD	1,081,800	45,700	(42,640)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	246	USD	2,661,228	112,422	(104,896)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	344	USD	3,721,392	164,088	(146,683)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	120.000	390	USD	4,219,020	167,064	(166,298)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	125.000	444	USD	4,803,192	142,968	(135,090)
									$ 60,121,458	$ (76,689,191)

Currency Abbreviations
USD	-	United States Dollar

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,146,733,769.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,285,644,334
Gross Unrealized Depreciation	(60,285,844)

Net Unrealized Appreciation	$1,225,358,490